Note 5 - Property and Equipment	12 Months Ended
Nov. 30, 2020
Property, Plant and Equipment [Abstract]
Property and Equipment
	Computer equipment	Computer software	Furniture and fixtures	Laboratory equipment	Leasehold improvements	Total
	$	$	$	$	$	$
Cost
Balance at November 30, 2018	627,544	156,059	172,498	5,643,945	1,441,452	8,041,498
Additions	3,790	—	—	20,308	—	24,098
Balance at November 30, 2019	631,334	156,059	172,498	5,664,253	1,441,452	8,065,596
Additions	—	—	—	3,875	—	3,875
Disposition	—	—	—	(91,769)	—	(91,769)
Balance at November 30, 2020	631,334	156,059	172,498	5,576,359	1,441,452	7,977,702

Accumulated depreciation
Balance at November 30, 2018	438,534	143,593	130,491	3,297,106	1,275,781	5,285,505
Depreciation	57,604	6,233	8,402	351,611	82,835	506,685
Balance at November 30, 2019	496,138	149,826	138,893	3,648,717	1,358,616	5,792,190
Depreciation	40,559	3,116	6,721	282,143	82,836	415,375
Balance at November 30, 2020	536,697	152,942	145,614	3,930,860	1,441,452	6,207,565

Net book value at:
November 30, 2019	135,196	6,233	33,605	2,015,536	82,836	2,273,406
November 30, 2020	94,637	3,117	26,884	1,645,499	—	1,770,137

As at November 30, 2020, there was $514,502 (November 30, 2019 - $606,271) of laboratory equipment that was not available for use and therefore, no depreciation has been recorded for such laboratory equipment. Also, during the year ended November 30, 2020, the Company returned equipment in the amount of $32,269, which was unpaid previously, and recorded loss on disposal of that equipment amounting to $11,294. The Company also sold equipment with a net book value of $59,500 for the amount of $29,191 and recognized a loss on sale of that equipment in the amount of $30,309.

As at November 30, 2020, there was $Nil (November 30, 2019 - $9,624) unpaid balance for purchased equipment. During the year ended November 30, 2020, the Company recorded depreciation expense within cost of goods sold in the amount of $Nil (November 30, 2019 - $882; November 30, 2018 - $2,352).

Property and equipment are reviewed for impairment whenever events or changes in circumstances indicate that the carrying value of an asset may not be recoverable. Impairment is assessed by comparing the carrying amount of an asset with the sum of the undiscounted cash flows expected from its use and disposal, and as such requires the Company to make significant estimates on expected revenues from the commercialization of its products and services and the related expenses. The Company records a write-down for long-lived assets which have been abandoned and do not have any residual value. For the year ended November 30, 2020, the Company recorded a $Nil write-down of long-lived assets (2019 - $Nil; 2018 - $Nil).